Segment Information - Summary of Operating Segments Disclosures - Other Items (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Financial assets		$ 4	$ 1
Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	1,774	1,176	$ 1,652
Financial assets		4	1	31
Additions to non-current assets		1,778	1,177	1,683
Discontinued operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	1,774	1,176	1,652
Financial assets		4	1	32
Additions to non-current assets		1,778	1,177	1,684
Americas Materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	750	527	750
Financial assets		4	1	30
Additions to non-current assets		754	528	780
Europe materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	607	384	549
Financial assets				1
Additions to non-current assets		607	384	550
Building Products [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	417	265	353
Financial assets				0
Additions to non-current assets		$ 417	$ 265	353
Europe Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Financial assets				1
Additions to non-current assets				$ 1

[1]	Additions to property, plant and equipment include $10 million (2020: $14 million; 2019: $96 million) relating to leased mineral reserves which fall outside the scope of IFRS 16.